Warrants (Details) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 26, 2023 $ / shares shares	Apr. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2024 D $ / shares shares	Dec. 31, 2023 USD ($) D $ / shares shares
Warrants
Public Warrants expiration term			5 years	5 years
Aggregate purchase price | $				$ 16,070
Public warrants
Warrants
Exercise price of warrants			$ 11.50	$ 11.50
Public Warrants expiration term			5 years	5 years
Warrants exercisable term from the completion of business combination			30 days	30 days
Number of Class A ordinary shares upon exercise of each warrant | shares			1	1
Minimum threshold written notice period for redemption of public warrants			30 days	30 days
Fair value per share			$ 0.01	$ 0.01
Stock price trigger for redemption of public warrants			18.00	18.00
Redemption price per public warrant (in dollars per share)			$ 11.50	$ 11.50
Threshold trading days for redemption of public warrants			20 days	20 days
Threshold number of business days before sending notice of redemption to warrant holders | D			30	30
Public warrants | JATT
Warrants
Warrants outstanding | shares			6,899,996	6,899,996
Exercise price of warrants				$ 11.50
Private placement warrants
Warrants
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination			30 days	30 days
Private placement warrants | JATT
Warrants
Warrants outstanding | shares			5,910,000	5,910,000
Exercise price of warrants				$ 11.50
Private Placement | Pre-Funded Warrants | Subscription Agreement
Warrants
Number of warrants exercised | shares				0
Number of warrants redeemed | shares				0
Private Placement | Class A Ordinary shares | Pre-Funded Warrants | Subscription Agreement
Warrants
Exercise price of warrants		$ 0.001
Number of Class A ordinary shares upon exercise of each warrant | shares		1
Sale price per warrant	$ 4.249	$ 4.249
Aggregate purchase price | $		$ 16,100
Private Placement | Class A Ordinary shares | Pre-Funded Warrants | Subscription Agreement | Maximum [Member]
Warrants
Number of warrants issued to purchase shares | shares	3,782,000	3,782,000